FINANCIAL INSTRUMENTS - Disclosure of Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at amortized cost
Financial instruments
Financial assets	$ 16,759	$ 27,949
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	9,843	9,125
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	7,679	6,693
Short term deposits | Financial assets at amortized cost
Financial instruments
Financial assets	0	10,579
Trade receivables | Financial assets at amortized cost
Financial instruments
Financial assets	7,309	8,557
Other accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	1,470	1,792
Long term deposits | Financial assets at amortized cost
Financial instruments
Financial assets	301	328
Call option from non-controlling interests | Financial assets at fair value through profit or loss
Financial instruments
Financial assets	0	147
Short-term investments | Financial assets at fair value through profit or loss
Financial instruments
Financial assets	9,843	8,978
Financial liabilities at amortized cost
Financial instruments
Financial liabilities	31,777	32,279
Credit from banks and others | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	2,206	2,160
Trade payables | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	3,649	3,884
Liability for acquisition of non-controlling interests | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	8,540	0
Other payables | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	3,470	8,536
Loans from banks | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	8,197	10,460
Lease liabilities | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	$ 5,715	$ 7,239